Disclosure of Changes in Number of Shares (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Depositary shares issued		46,000,000
Preferred Stock Series C Exchanged For Trust Preferred Securities				935,000
Preferred Stock Seriesa And B Exchanged For Common Stock				21,468,609
Common Stock
Conversion of shares into common shares	0	383,333,333	[1]	0

[1]	Issuance of 46,000,000 in depositary shares; converted into 383,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).